Organization and Principal Activities - Schedule of VIEs Reported Consolidated Statements of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 25,116,139	$ 15,821,980	$ 7,781,686
Cost of revenues	729,752	380,072	235,152
Total operating expenses	3,782,029	1,895,209	1,724,751
Net income	24,048,184	13,888,767	5,612,025
Variable Interest Entity [Member]
Revenues	25,116,139	15,821,980	7,781,686
Cost of revenues	729,752	380,072	235,152
Total operating expenses	3,477,939	1,555,571	1,724,607
Net income	$ 24,268,121	$ 13,920,490	$ 5,612,168